Tax Holiday Benefit Per Basic and Diluted Earnings per share (Detail)	12 Months Ended
	Dec. 31, 2016 $ / shares	Dec. 31, 2016 ¥ / shares	Dec. 31, 2015 ¥ / shares	Dec. 31, 2014 ¥ / shares
Income Tax Disclosure [Abstract]
Basic | (per share)	$ 0.000	¥ 0.003	¥ 0.006	¥ 0.016
Diluted | (per share)	$ 0.000	¥ 0.003	¥ 0.006	¥ 0.016